Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Summary of Changes to Restructuring-Related Liabilities
The following tables summarize the change to our restructuring-related liabilities and identify the amounts recorded within the Company’s reporting segments for restructuring charges and corresponding payments and utilizations:

	Personnel Related	Facility Related	Other (a)	Total
Balance as of January 1, 2012	$1	$1	$—	$2
Avis Europe restructuring expense	37	—	—	37
Truck Rental restructuring expense	—	—	1	1
Avis Europe restructuring payment	(26)	—	—	(26)
Truck Rental payment/utilization	—	—	(1)	(1)
Balance as of December 31, 2012	12	1	—	13
Avis Europe restructuring expense	34	6	—	40
Truck Rental restructuring expense	—	—	21	21
Avis Europe restructuring payment	(29)	(2)	—	(31)
Truck Rental payment/utilization	—	—	(21)	(21)
Balance as of December 31, 2013	17	5	—	22
Avis Europe restructuring expense	20	1	—	21
T15 restructuring expense	5	—	—	5
Avis Europe restructuring payment	(27)	(3)	—	(30)
T15 restructuring payment	(1)	—	—	(1)
Balance as of December 31, 2014	$14	$3	$—	$17
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(a)	Includes expenses related to the disposition of vehicles.

	Americas	International	Total
Balance as of January 1, 2012	$1	$1	$2
Avis Europe restructuring expense	1	36	37
Truck Rental restructuring expense	1	—	1
Avis Europe restructuring payment	(1)	(25)	(26)
Truck Rental payment/utilization	(1)	—	(1)
Balance as of December 31, 2012	1	12	13
Avis Europe restructuring expense	7	33	40
Truck Rental restructuring expense	21	—	21
Avis Europe restructuring payment	(7)	(24)	(31)
Truck Rental payment/utilization	(21)	—	(21)
Balance as of December 31, 2013	1	21	22
Avis Europe restructuring expense	4	17	21
T15 restructuring expense	4	1	5
Avis Europe restructuring payment	(4)	(26)	(30)
T15 restructuring payment	(1)	—	(1)
Balance as of December 31, 2014	$4	$13	$17